Research and Development incentives receivables	12 Months Ended
Dec. 31, 2023
Research and Development incentives receivables
Research and Development incentives receivables

17. Research and Development incentives receivables

The table below illustrates the R&D incentives receivables related captions in the balance sheet at December 31, 2023 and 2022:

	December 31,
	2023	2022

	(Euro, in thousands)
Non-current R&D incentives receivables	€141,252	€119,941
Current R&D incentives receivables	37,436	26,126
Total R&D incentives receivables	€178,688	€146,067

The table below provides detailed information on the maturity of the non-current R&D incentives receivables reported in our statement of financial position at December 31, 2023.

	December 31, 2023
	Maturity date
	2025	2026	2027	2028	2029-2033	Total

	(Euro, in thousands)

French non-current R&D incentives receivables - discounted value	€11,495	11,511	5,578	—	—	€28,584

Belgian non-current R&D incentives receivables - discounted value	17,530	19,340	20,202	19,858	35,738	112,668

Total non-current R&D incentives receivables - discounted value	€29,025	€30,851	25,780	19,858	35,738	€141,252